Additional information on the consolidated statements of loss - Disclosure of detailed information about revenues (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Additional Information On Consolidated Statements Of Loss Line Items
Royalty, stream and other interest revenue	$ 392,599	$ 490,472
Royalty interests [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Royalty, stream and other interest revenue	97,146	92,110
Stream interests [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Royalty, stream and other interest revenue	42,976	35,457
Offtake interests [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Royalty, stream and other interest revenue	$ 252,477	$ 362,905